Commitments and Contingencies - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of commitments and contingencies [line items]
Capital commitments related to property, plant and equipment	¥ 425.2	$ 67.3	¥ 450.0
Investments commitments related to interest in joint venture	0.0	0.0	17.6
Irrevocable letter of credits issued	¥ 31.7	$ 5.0	¥ 54.4